Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 37,333	$ 30,046	$ 89,388	$ 101,931	$ 78,236
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and accretion of original issue discount	2,194	1,897	8,170	4,860	1,286
Amortization of debt issuance costs	30	30	122	122	2,511
Stock-based compensation	447	445	3,434	1,820	1,420
Deferred compensation	0	19	19	115	(181)
Gain (Loss) on Extinguishment of Debt			0	0	14,928
Loss on disposal of fixed assets	13	48	89	55	168
Deferred income taxes	11,373	(140)	(12,071)	14,835	(230)
Tax benefit from exercise of stock options	(3)	0	(1,536)	0	0
Provision for legal settlement			32,000	0	0
Payment of legal settlement	(32,000)	0
Effect of changes in operating assets and liabilities:
Receivables	16,387	9,847	(1,487)	(26,245)	(17,264)
Inventories	7,306	3,610	5,140	(20,746)	(23,062)
Prepaid expenses and other assets	1,740	1,899	(1,189)	(1,917)	(864)
Accounts payable	1,970	4,998	(1,733)	9,910	2,612
Other liabilities	(4,257)	3,695	17,873	5,395	9,442
Net cash provided by operating activities	42,533	56,394	138,219	90,135	69,002
Cash flows from investing activities:
Capital expenditures	(796)	(2,184)	(9,556)	(32,948)	(63,507)
Increase (Decrease) in Restricted Cash			0	(350)	203
Net cash used in investing activities	(796)	(2,184)	(9,556)	(33,298)	(63,304)
Cash flows from financing activities:
Payments of Debt Issuance Costs			0	0	(4,738)
Principal payments on long-term debt	(990)	(990)	(3,960)	(3,960)	(3,983)
Tax benefit from exercise of stock options	3	0	1,536	0	0
Proceeds from exercise of stock options	61	36	2,251	37	127
Net cash used in financing activities	(926)	(954)	(173)	(3,923)	(8,594)
Effect of exchange rate changes on cash and cash equivalents	23	0	(25)	0	0
Net increase in cash and cash equivalents	40,834	53,256	128,465	52,914	(2,896)
Cash and cash equivalents at beginning of period	224,253	95,788	95,788	42,874	45,770
Cash and cash equivalents at end of period	$ 265,087	$ 149,044	$ 224,253	$ 95,788	$ 42,874